Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Loss Contingencies [Line Items]
Operating lease expense	$ 95,456	$ 105,522
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease expense	$ 95,456